Condensed Combined and Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss (1)		$ (13,891)	$ (5,872)	$ (33,077)	$ (24,266)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		79	32	343	235
Amortization included in cost of claim recoveries		2,717	31	164	125
Paid-in-Kind Interest		10,392	5,913	27,023	20,843
PPP loan forgiveness				(1,043)	(44)
Realized gain on equity securities				(201)	(18)
Unrealized losses on investments—short position			193		279
Change in operating assets and liabilities:
Affiliate receivable	[1]	(83)	(1,100)	801	(3,346)
Affiliate payable	[1]	3,013	(3,611)	6,225	5,670
Prepaid expenses and other assets		(194)	6	1	(9)
Accounts payable and accrued liabilities		1,400	(100)	2,013	268
Deferred service fee income		(249)			249
Net cash provided by (used in) operating activities		3,184	(4,508)	2,249	(14)
Cash flows from investing activities:
Additions to property, plant, and equipment		(133)	(27)	(481)	(330)
Additions to intangible assets		(2,000)		(150)
Proceeds from sale of short positions					1,298
Purchases of equity securities			(2,390)	(4,056)	(1,255)
Proceeds from sale of equity securities				4,450	1,273
Purchase of securities to cover short position			(1,770)	(1,770)
Net cash used in investing activities		(2,133)	(4,187)	(2,007)	986
Cash flows from financing activities:
Contributions from members			226	227	8,524
Distributions to members		(102)	(271)	(2,711)
Proceeds from debt financing					1,086
Additions to deferred transaction costs		(823)	(396)	(7,973)
Net cash used in financing activities		(925)	(441)	(10,457)	9,610
Increase (decrease) in cash and cash equivalents		126	(9,136)	(10,215)	10,582
Cash and cash equivalents at beginning of year		1,664	11,879	11,879	1,297
Cash and cash equivalents at end of year		1,790	2,743	1,664	11,879
Supplemental disclosure of non-cash investing and financing activities:
Purchase of intangible asset financed by note payable				83,805
Cash paid during the period for:
Interest		$ 23	$ 10	$ 23	$ 43

[1]	Balances include related party transactions. See Note 11, Related Party, for further details.